iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
China  —  32 .6%
360 Security Technology, Inc. , Class A ........... 295,800 $ 497,123
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 69,649 203,064
3SBio, Inc.
(a)
............................ 659,000 2,621,931
AAC Technologies Holdings, Inc. .............. 286,500 1,472,723
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 13,800 541,387
AECC Aviation Power Co. Ltd. , Class A .......... 70,691 387,830
Agricultural Bank of China Ltd. , Class A .......... 1,879,200 2,099,841
Agricultural Bank of China Ltd. , Class H .......... 10,266,000 7,831,696
Aier Eye Hospital Group Co. Ltd. , Class A ........ 239,360 411,322
Air China Ltd. , Class A
(b)
.................... 348,019 384,292
Akeso, Inc.
(a) (b)
........................... 230,000 3,349,004
Alibaba Group Holding Ltd. .................. 6,338,240 134,869,738
Alibaba Health Information Technology Ltd.
(b)
...... 2,096,000 1,563,377
Aluminum Corp. of China Ltd. , Class A .......... 303,699 425,467
Aluminum Corp. of China Ltd. , Class H .......... 1,398,000 1,777,582
Angel Yeast Co. Ltd. , Class A ................. 34,898 190,185
Anhui Conch Cement Co. Ltd. , Class A .......... 104,480 340,160
Anhui Conch Cement Co. Ltd. , Class H .......... 435,000 1,296,936
Anhui Gujing Distillery Co. Ltd. , Class A .......... 8,135 183,906
Anhui Gujing Distillery Co. Ltd. , Class B .......... 44,810 566,490
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(b)
................................. 47,700 341,855
ANTA Sports Products Ltd. .................. 466,600 4,870,431
APT Medical, Inc. , Class A ................... 2,901 112,440
Autohome, Inc. , ADR ...................... 24,708 622,642
Avary Holding Shenzhen Co. Ltd. , Class A ........ 52,800 388,640
AviChina Industry & Technology Co. Ltd. , Class H ... 873,000 444,702
Baidu, Inc. , Class A
(b)
...................... 835,220 12,642,080
Bank of Beijing Co. Ltd. , Class A .............. 539,400 423,276
Bank of Chengdu Co. Ltd. , Class A ............. 87,000 205,342
Bank of China Ltd. , Class A .................. 904,800 712,839
Bank of China Ltd. , Class H .................. 26,274,000 14,877,477
Bank of Communications Co. Ltd. , Class A ........ 1,179,586 1,189,741
Bank of Communications Co. Ltd. , Class H ....... 3,306,100 2,936,809
Bank of Hangzhou Co. Ltd. , Class A ............ 174,060 383,618
Bank of Jiangsu Co. Ltd. , Class A .............. 452,400 684,608
Bank of Nanjing Co. Ltd. , Class A .............. 278,400 442,010
Bank of Ningbo Co. Ltd. , Class A .............. 139,225 554,147
Bank of Shanghai Co. Ltd. , Class A ............. 341,241 454,598
Baoshan Iron & Steel Co. Ltd. , Class A .......... 591,695 612,382
Beijing Enterprises Holdings Ltd. .............. 174,000 763,491
Beijing Enterprises Water Group Ltd. ............ 1,740,000 559,253
Beijing Kingsoft Office Software, Inc. , Class A ...... 10,200 514,033
Beijing New Building Materials PLC , Class A ...... 18,026 60,147
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 34,800 165,507
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(b)
............................. 26,133 206,988
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 1,113,600 810,891
BeOne Medicines Ltd. , Class H
(b)
.............. 314,030 7,550,004
Bethel Automotive Safety Systems Co. Ltd. , Class A . 24,120 170,026
Bilibili, Inc. , Class Z
(b)
...................... 85,288 2,575,952
BOC Aviation Ltd.
(a)
....................... 87,200 764,368
BOE Technology Group Co. Ltd. , Class A ......... 1,009,200 575,247
Bosideng International Holdings Ltd. ............ 1,528,000 935,004
BYD Co. Ltd. , Class A ...................... 128,250 1,816,086
BYD Co. Ltd. , Class H ..................... 1,348,000 17,416,138
BYD Electronic International Co. Ltd. ............ 272,000 1,276,938
C&D International Investment Group Ltd.
(c)
........ 305,000 626,455
Caitong Securities Co. Ltd. , Class A ............ 185,208 223,613
Cambricon Technologies Corp. Ltd. , Class A
(b)
..... 8,525 1,645,305
Security Shares Value
a
China (continued)
CGN Power Co. Ltd. , Class A ................. 352,000 $ 194,681
CGN Power Co. Ltd. , Class H
(a)
............... 4,002,000 1,585,559
Changjiang Securities Co. Ltd. , Class A .......... 279,200 345,747
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 34,897 243,217
China CITIC Bank Corp. Ltd. , Class A ........... 269,200 292,700
China CITIC Bank Corp. Ltd. , Class H ........... 2,964,200 2,828,161
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b)
........................... 5,191,000 688,155
China Coal Energy Co. Ltd. , Class H ............ 698,000 983,233
China Communications Services Corp. Ltd. , Class H . 1,044,000 625,683
China Construction Bank Corp. , Class A ......... 397,200 509,371
China Construction Bank Corp. , Class H ......... 35,580,390 35,226,042
China CSSC Holdings Ltd. , Class A ............ 166,800 841,350
China Eastern Airlines Corp. Ltd. , Class A
(b)
....... 295,895 199,477
China Energy Engineering Corp. Ltd. , Class A ..... 800,400 270,777
China Everbright Bank Co. Ltd. , Class A ......... 1,096,200 513,967
China Everbright Bank Co. Ltd. , Class H ......... 1,218,000 499,681
China Feihe Ltd.
(a) (c)
....................... 1,392,000 742,926
China Galaxy Securities Co. Ltd. , Class A ........ 174,051 429,589
China Galaxy Securities Co. Ltd. , Class H ........ 1,335,000 1,920,535
China Gas Holdings Ltd. .................... 1,113,600 1,145,388
China Greatwall Technology Group Co. Ltd. , Class A
(b)
119,800 284,662
China Hongqiao Group Ltd. .................. 1,044,000 3,963,852
China International Capital Corp. Ltd. , Class A ..... 71,600 370,472
China International Capital Corp. Ltd. , Class H
(a)
.... 626,400 1,704,151
China Jushi Co. Ltd. , Class A ................. 104,471 240,339
China Life Insurance Co. Ltd. , Class A ........... 69,690 430,320
China Life Insurance Co. Ltd. , Class H .......... 2,748,000 8,665,792
China Literature Ltd.
(a) (b) (c)
................... 174,000 937,372
China Longyuan Power Group Corp. Ltd. , Class H .. 953,000 882,579
China Mengniu Dairy Co. Ltd. ................ 1,153,000 2,098,173
China Merchants Bank Co. Ltd. , Class A ......... 469,804 2,698,506
China Merchants Bank Co. Ltd. , Class H ......... 1,430,446 8,966,797
China Merchants Energy Shipping Co. Ltd. , Class A . 156,600 203,119
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 156,600 225,548
China Merchants Port Holdings Co. Ltd. ......... 422,180 817,135
China Merchants Securities Co. Ltd. , Class A ...... 208,865 508,184
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 151,460 200,875
China Minsheng Banking Corp. Ltd. , Class A ...... 1,078,898 592,142
China Minsheng Banking Corp. Ltd. , Class H ...... 2,175,020 1,114,294
China National Building Material Co. Ltd. , Class H ... 1,392,000 986,452
China National Chemical Engineering Co. Ltd. , Class A 191,456 207,762
China National Nuclear Power Co. Ltd. , Class A .... 417,600 526,377
China National Software & Service Co. Ltd. , Class A
(b)
23,850 175,063
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 84,000 599,141
China Oilfield Services Ltd. , Class H ............ 696,000 679,471
China Overseas Land & Investment Ltd. ......... 1,392,260 2,336,482
China Pacific Insurance Group Co. Ltd. , Class A .... 156,698 780,918
China Pacific Insurance Group Co. Ltd. , Class H .... 974,400 3,950,267
China Petroleum & Chemical Corp. , Class A ....... 765,692 588,147
China Petroleum & Chemical Corp. , Class H ...... 8,238,000 4,381,827
China Power International Development Ltd. ...... 1,489,000 641,905
China Railway Group Ltd. , Class A ............. 469,800 370,636
China Railway Group Ltd. , Class H ............. 1,566,000 794,398
China Resources Beer Holdings Co. Ltd. ......... 609,000 2,083,102
China Resources Gas Group Ltd. .............. 330,600 909,091
China Resources Land Ltd. .................. 1,191,055 4,303,207
China Resources Microelectronics Ltd. , Class A .... 28,396 202,287
China Resources Mixc Lifestyle Services Ltd.
(a) (c)
.... 244,200 1,277,683
China Resources Pharmaceutical Group Ltd.
(a)
..... 696,000 446,028
China Resources Power Holdings Co. Ltd. ........ 696,000 1,664,344

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 44,590 $ 180,497
China Ruyi Holdings Ltd.
(b)
................... 3,168,000 1,129,310
China Shenhua Energy Co. Ltd. , Class A ......... 139,218 830,720
China Shenhua Energy Co. Ltd. , Class H ......... 1,248,500 6,501,167
China Southern Airlines Co. Ltd. , Class A
(b)
........ 330,600 309,629
China State Construction Engineering Corp. Ltd. , Class
A .................................. 939,600 716,208
China State Construction International Holdings Ltd. . 502,000 571,055
China Taiping Insurance Holdings Co. Ltd. ........ 550,990 1,253,318
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 748,200 446,341
China Tourism Group Duty Free Corp. Ltd. , Class A .. 34,898 372,779
China Tower Corp. Ltd. , Class H
(a)
.............. 1,636,200 2,363,731
China United Network Communications Ltd. , Class A . 689,000 524,582
China Vanke Co. Ltd. , Class A
(b)
............... 226,407 199,336
China Vanke Co. Ltd. , Class H
(b)
............... 800,484 453,507
China Yangtze Power Co. Ltd. , Class A .......... 539,448 2,128,149
China Zheshang Bank Co. Ltd. , Class A .......... 504,600 211,797
Chongqing Changan Automobile Co. Ltd. , Class A ... 174,078 302,795
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 197,500 191,855
Chongqing Rural Commercial Bank Co. Ltd. , Class H 825,000 678,427
Chongqing Zhifei Biological Products Co. Ltd. , Class A 52,200 150,829
Chow Tai Fook Jewellery Group Ltd. ............ 766,000 1,499,232
CITIC Ltd. .............................. 1,566,000 2,420,457
CITIC Securities Co. Ltd. , Class A .............. 278,617 1,149,962
CITIC Securities Co. Ltd. , Class H ............. 580,025 2,208,206
CMOC Group Ltd. , Class A .................. 556,800 1,333,263
CMOC Group Ltd. , Class H .................. 1,206,000 2,610,939
CNPC Capital Co. Ltd. , Class A ............... 185,300 271,774
Contemporary Amperex Technology Co. Ltd. , Class A 97,098 5,301,237
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
25,600 1,831,987
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 87,000 164,214
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 330,812 696,972
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 917,899 1,591,849
CRRC Corp. Ltd. , Class A ................... 661,200 711,118
CRRC Corp. Ltd. , Class H ................... 1,566,000 1,188,306
CSC Financial Co. Ltd. , Class A ............... 121,899 448,303
CSPC Innovation Pharmaceutical Co. Ltd. , Class A .. 33,180 164,951
CSPC Pharmaceutical Group Ltd. .............. 2,977,440 2,932,756
Daqin Railway Co. Ltd. , Class A ............... 400,200 321,890
Dong-E-E-Jiao Co. Ltd. , Class A ............... 17,400 115,938
Dongfang Electric Corp. Ltd. , Class A ........... 87,088 254,972
Dongxing Securities Co. Ltd. , Class A ........... 139,298 247,716
East Money Information Co. Ltd. , Class A ......... 358,314 1,283,560
Eastroc Beverage Group Co. Ltd. , Class A ........ 10,800 424,417
Ecovacs Robotics Co. Ltd. , Class A ............. 17,400 218,468
ENN Energy Holdings Ltd. ................... 300,900 2,621,823
Eoptolink Technology, Inc. Ltd. , Class A .......... 24,160 1,159,156
Eve Energy Co. Ltd. , Class A ................. 52,216 609,808
Everbright Securities Co. Ltd. , Class A ........... 105,493 275,580
Far East Horizon Ltd. ...................... 696,000 625,191
Flat Glass Group Co. Ltd. , Class A ............. 52,200 135,710
Focus Media Information Technology Co. Ltd. , Class A 401,340 436,207
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 120,292 643,773
Fosun International Ltd. .................... 870,000 551,874
Founder Securities Co. Ltd. , Class A ............ 191,400 221,169
Foxconn Industrial Internet Co. Ltd. , Class A ....... 294,400 2,964,654
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 52,299 495,551
Fuyao Glass Industry Group Co. Ltd. , Class H
(a)
.... 208,800 1,859,433
Ganfeng Lithium Group Co. Ltd. , Class A ......... 38,657 374,698
GCL Technology Holdings Ltd.
(b) (c)
.............. 8,856,000 1,548,114
GD Power Development Co. Ltd. , Class A ........ 487,200 361,796
Security Shares Value
a
China (continued)
GDS Holdings Ltd. , Class A
(b)
................. 383,900 $ 1,710,449
Geely Automobile Holdings Ltd. ............... 2,262,000 5,366,164
Genscript Biotech Corp.
(b)
................... 422,000 875,921
GF Securities Co. Ltd. , Class A ............... 139,200 441,370
Giant Biogene Holding Co. Ltd.
(a) (c)
............. 135,000 646,958
GigaDevice Semiconductor, Inc. , Class A ......... 17,535 541,635
GoerTek, Inc. , Class A ..................... 87,297 402,000
Goldwind Science & Technology Co. Ltd. , Class A ... 104,413 230,232
Goneo Group Co. Ltd. , Class A ............... 36,259 222,309
Gotion High-tech Co. Ltd. , Class A ............. 42,000 268,522
Great Wall Motor Co. Ltd. , Class A ............. 52,400 167,630
Great Wall Motor Co. Ltd. , Class H ............. 870,000 1,693,973
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 69,600 388,623
GRG Banking Equipment Co. Ltd. , Class A ....... 121,860 219,795
Guangdong Haid Group Co. Ltd. , Class A ........ 35,199 288,516
Guangdong Investment Ltd. .................. 1,044,000 991,782
Guanghui Energy Co. Ltd. , Class A ............. 227,300 168,146
Guangzhou Automobile Group Co. Ltd. , Class A .... 121,800 133,927
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd. , Class A .......................... 52,200 193,050
Guangzhou Haige Communications Group, Inc. Co. ,
Class A .............................. 121,811 200,237
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 52,200 292,156
Guosen Securities Co. Ltd. , Class A ............ 226,200 445,988
Guotai Haitong Securities Co. Ltd. ............. 321,238 874,446
Guotai Haitong Securities Co. Ltd. , Class H
(a)
...... 785,776 1,505,648
Guoyuan Securities Co. Ltd. , Class A ........... 174,030 214,090
H World Group Ltd. , ADR ................... 73,728 2,845,901
Haidilao International Holding Ltd.
(a) (c)
........... 624,000 1,028,296
Haier Smart Home Co. Ltd. , Class A ............ 156,600 589,677
Haier Smart Home Co. Ltd. , Class H ............ 870,000 2,829,139
Hainan Airlines Holding Co. Ltd. , Class A
(b)
........ 777,000 193,111
Haitian International Holdings Ltd. ............. 174,000 475,461
Hangzhou First Applied Material Co. Ltd. , Class A ... 73,052 161,012
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 52,200 233,444
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 18,490 155,344
Hansoh Pharmaceutical Group Co. Ltd.
(a)
......... 416,000 1,909,733
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 52,800 183,182
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 87,098 314,714
Hengan International Group Co. Ltd. ............ 261,000 914,097
Hengli Petrochemical Co. Ltd. , Class A .......... 166,799 420,390
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 11,988 610,514
Horizon Robotics
(b)
........................ 1,509,600 1,709,638
Hoshine Silicon Industry Co. Ltd. , Class A ........ 17,400 121,137
Hua Hong Semiconductor Ltd. , Class H
(a) (b) (c)
...... 265,000 2,716,300
Huadian Power International Corp. Ltd. , Class A .... 288,000 218,789
Huadong Medicine Co. Ltd. , Class A ............ 52,287 304,912
Huagong Tech Co. Ltd. , Class A ............... 34,800 389,926
Huaibei Mining Holdings Co. Ltd. , Class A ........ 70,400 131,226
Hualan Biological Engineering, Inc. , Class A ....... 52,480 118,758
Huaneng Power International, Inc. , Class A ....... 348,000 397,231
Huaneng Power International, Inc. , Class H ....... 1,396,000 1,153,250
Huatai Securities Co. Ltd. , Class A ............. 226,200 690,163
Huatai Securities Co. Ltd. , Class H
(a)
............ 492,600 1,238,439
Huaxia Bank Co. Ltd. , Class A ................ 365,499 349,409
Huayu Automotive Systems Co. Ltd. , Class A ...... 87,200 250,063
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 17,400 289,880
Hundsun Technologies, Inc. , Class A ............ 49,335 217,940
Hygon Information Technology Co. Ltd. , Class A .... 51,820 1,668,635
IEIT Systems Co. Ltd. , Class A ................ 34,848 318,757

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Iflytek Co. Ltd. , Class A ..................... 52,200 $ 407,600
Imeik Technology Development Co. Ltd. , Class A ... 5,740 128,914
Industrial & Commercial Bank of China Ltd. , Class A . 1,461,600 1,597,102
Industrial & Commercial Bank of China Ltd. , Class H . 23,848,350 18,477,677
Industrial Bank Co. Ltd. , Class A ............... 487,225 1,384,303
Industrial Securities Co. Ltd. , Class A ........... 322,786 311,965
Ingenic Semiconductor Co. Ltd. , Class A ......... 17,800 216,823
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 1,267,296 451,934
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 53,700 190,509
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 330,600 239,903
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 139,291 536,233
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 355,825 694,012
Innovent Biologics, Inc.
(a) (b)
................... 536,000 6,012,630
J&T Global Express Ltd.
(b)
................... 928,800 1,191,765
JA Solar Technology Co. Ltd. , Class A
(b)
.......... 87,032 171,961
JCET Group Co. Ltd. , Class A ................ 35,600 200,103
JD Health International, Inc.
(a) (b)
............... 409,000 3,192,631
JD Logistics, Inc.
(a) (b)
....................... 748,200 1,219,718
JD.com, Inc. , Class A ...................... 904,832 14,938,754
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(b)
.... 174,000 225,904
Jiangsu Expressway Co. Ltd. , Class H .......... 348,000 423,661
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 34,865 470,221
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 139,210 1,252,315
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 34,800 189,588
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 34,800 345,861
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. ,
Class A .............................. 34,800 175,978
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 87,200 207,347
Jiangxi Copper Co. Ltd. , Class A .............. 34,800 200,650
Jiangxi Copper Co. Ltd. , Class H .............. 415,000 1,731,563
Jinko Solar Co. Ltd. , Class A
(b)
................ 222,368 181,350
Kanzhun Ltd. , ADR ....................... 136,057 3,015,023
KE Holdings, Inc. , Class A ................... 767,654 4,353,878
Kingdee International Software Group Co. Ltd.
(b)
.... 1,112,000 2,097,948
Kingsoft Corp. Ltd. ........................ 382,800 1,668,676
Kuaishou Technology , Class W
(a)
.............. 991,800 9,208,202
Kuang-Chi Technologies Co. Ltd. , Class A
(b)
....... 35,600 227,685
Kunlun Energy Co. Ltd. ..................... 1,392,000 1,279,506
Kunlun Tech Co. Ltd. , Class A
(b)
............... 37,600 243,290
Kweichow Moutai Co. Ltd. , Class A ............. 27,172 5,457,785
Laopu Gold Co. Ltd. , Class H ................. 9,800 862,654
LB Group Co. Ltd. , Class A .................. 69,600 179,952
Legend Biotech Corp. , ADR
(b) (c)
................ 24,708 800,539
Lenovo Group Ltd. ........................ 2,536,000 3,699,639
Lens Technology Co. Ltd. , Class A ............. 117,386 484,532
Li Auto, Inc. , Class A
(b)
..................... 469,836 4,875,521
Li Ning Co. Ltd. .......................... 870,000 1,891,568
Lingyi iTech Guangdong Co. , Class A ........... 156,600 343,410
Longfor Group Holdings Ltd.
(a)
................ 783,000 967,187
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
. 191,428 567,059
Luxshare Precision Industry Co. Ltd. , Class A ...... 161,630 1,429,905
Luzhou Laojiao Co. Ltd. , Class A .............. 34,800 656,983
Mango Excellent Media Co. Ltd. , Class A ......... 52,950 219,007
Maxscend Microelectronics Co. Ltd. , Class A ...... 17,464 182,991
Meitu, Inc.
(a)
............................ 1,256,500 1,395,462
Meituan , Class B
(a) (b)
....................... 1,836,350 24,171,420
Metallurgical Corp. of China Ltd. , Class A ......... 609,008 298,430
Midea Group Co. Ltd. , Class A ................ 80,500 863,484
Midea Group Co. Ltd. , Class H ................ 121,800 1,316,570
MINISO Group Holding Ltd. .................. 209,760 1,121,520
MMG Ltd.
(b)
............................. 1,395,200 1,238,174
Montage Technology Co. Ltd. , Class A ........... 34,800 666,059
Muyuan Foods Co. Ltd. , Class A ............... 121,836 861,000
Security Shares Value
a
China (continued)
NARI Technology Co. Ltd. , Class A ............. 208,867 $ 710,661
NAURA Technology Group Co. Ltd. , Class A ....... 16,065 917,835
NetEase Cloud Music, Inc.
(a) (b) (c)
............... 40,400 1,254,465
NetEase, Inc. ........................... 643,870 18,067,457
New China Life Insurance Co. Ltd. , Class A ....... 52,599 500,608
New China Life Insurance Co. Ltd. , Class H ....... 348,000 2,199,223
New Hope Liuhe Co. Ltd. , Class A ............. 121,872 166,464
New Oriental Education & Technology Group, Inc.
(b)
.. 470,180 2,811,561
Ninestar Corp. , Class A
(b)
................... 52,700 160,463
Ningbo Deye Technology Co. Ltd. , Class A ........ 23,992 250,826
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 17,400 153,092
Ningbo Tuopu Group Co. Ltd. , Class A .......... 36,880 384,184
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 165,200 427,800
NIO, Inc. , Class A
(b) (c)
...................... 693,522 5,014,527
Nongfu Spring Co. Ltd. , Class H
(a)
.............. 731,200 4,860,688
OmniVision Integrated Circuits Group, Inc. ........ 34,810 638,654
Oppein Home Group, Inc. , Class A ............. 17,400 130,684
Orient Overseas International Ltd. ............. 49,000 847,991
Orient Securities Co. Ltd./China , Class A ......... 221,113 338,126
PDD Holdings, Inc. , ADR
(b)
.................. 261,836 35,313,821
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 211,200 250,336
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 3,306,000 2,969,151
PetroChina Co. Ltd. , Class A ................. 504,600 648,856
PetroChina Co. Ltd. , Class H ................. 7,714,000 7,974,103
Pharmaron Beijing Co. Ltd. , Class A ............ 43,850 206,162
PICC Property & Casualty Co. Ltd. , Class H ....... 2,527,814 5,972,021
Ping An Bank Co. Ltd. , Class A ................ 435,038 691,276
Ping An Insurance Group Co of China Ltd. , Class A .. 241,999 1,965,215
Ping An Insurance Group Co of China Ltd. , Class H .. 2,468,500 17,833,262
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 261,295 268,785
Pop Mart International Group Ltd.
(a)
............. 198,000 5,632,134
Postal Savings Bank of China Co. Ltd. , Class A ..... 696,000 561,893
Postal Savings Bank of China Co. Ltd. , Class H
(a)
... 3,132,000 2,206,840
Power Construction Corp. of China Ltd. , Class A .... 400,200 316,802
Qfin Holdings, Inc. , ADR .................... 39,498 953,877
Qinghai Salt Lake Industry Co. Ltd. , Class A
(b)
...... 139,200 484,217
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 35,200 249,478
Rockchip Electronics Co. Ltd. , Class A .......... 8,700 221,633
Rongsheng Petrochemical Co. Ltd. , Class A ....... 278,468 398,330
SAIC Motor Corp. Ltd. , Class A ............... 174,098 406,752
Sanan Optoelectronics Co. Ltd. , Class A ......... 149,800 291,893
Sany Heavy Industry Co. Ltd. , Class A ........... 226,299 703,207
Satellite Chemical Co. Ltd. , Class A ............ 87,091 219,029
SDIC Power Holdings Co. Ltd. , Class A .......... 150,400 303,031
Seres Group Co. Ltd. , Class A ................ 35,400 771,953
SF Holding Co. Ltd. , Class A ................. 121,895 689,992
SG Micro Corp. , Class A .................... 22,320 230,715
Shaanxi Coal Industry Co. Ltd. , Class A .......... 226,299 721,064
Shandong Gold Mining Co. Ltd. , Class A ......... 87,080 439,008
Shandong Gold Mining Co. Ltd. , Class H
(a)
........ 348,000 1,458,858
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 69,620 250,823
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 469,800 303,941
Shandong Sun Paper Industry JSC Ltd. , Class A .... 87,000 173,675
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 975,600 682,909
Shanghai Baosight Software Co. Ltd. , Class A ..... 52,247 168,667
Shanghai Electric Group Co. Ltd. , Class A
(b)
....... 313,200 409,328
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 69,600 285,116

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Shanghai International Airport Co. Ltd. , Class A ..... 34,800 $ 157,719
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 87,000 218,985
Shanghai Pudong Development Bank Co. Ltd. , Class A 626,495 1,011,460
Shanghai Putailai New Energy Technology Co. Ltd. .. 53,660 220,161
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 228,800 273,972
Shanghai United Imaging Healthcare Co. Ltd. , Class A 20,020 393,072
Shanjin International Gold Co. Ltd. , Class A ....... 52,421 160,006
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 156,600 160,935
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 34,800 72,301
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 27,680 740,576
Shengyi Technology Co. Ltd. , Class A ........... 52,200 469,986
Shennan Circuits Co. Ltd. , Class A ............. 16,586 498,575
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 713,497 547,908
Shenzhen Inovance Technology Co. Ltd. , Class A ... 35,100 379,226
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 27,675 835,504
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 18,800 161,002
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 34,800 291,191
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 27,505 294,418
Shenzhou International Group Holdings Ltd. ....... 313,200 2,703,482
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(b)
.. 4,133 216,521
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 87,000 179,782
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 34,800 170,921
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(b) (c)
........................... 17,900 1,028,995
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 139,200 185,252
Sino Biopharmaceutical Ltd. ................. 3,832,250 3,490,919
Sinopharm Group Co. Ltd. , Class H ............ 487,200 1,214,378
Sinotruk Hong Kong Ltd. .................... 267,000 892,003
Smoore International Holdings Ltd.
(a)
............ 696,000 1,172,152
SooChow Securities Co. Ltd. , Class A ........... 165,557 222,994
Southwest Securities Co. Ltd. , Class A .......... 348,000 231,502
Spring Airlines Co. Ltd. , Class A ............... 17,800 133,889
Sungrow Power Supply Co. Ltd. , Class A ......... 48,480 1,291,619
Sunny Optical Technology Group Co. Ltd. ........ 261,000 2,522,225
Sunwoda Electronic Co. Ltd. , Class A ........... 53,899 271,310
SUPCON Technology Co. Ltd. , Class A .......... 30,659 225,149
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A .............................. 34,800 334,522
Suzhou TFC Optical Communication Co. Ltd. , Class A 23,992 528,341
TAL Education Group , ADR
(b)
................. 156,252 1,915,650
TBEA Co. Ltd. , Class A ..................... 158,806 436,545
TCL Technology Group Corp. , Class A ........... 481,350 291,437
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
......................... 111,898 148,609
Tencent Holdings Ltd. ...................... 2,368,100 192,355,311
Tencent Music Entertainment Group , ADR ........ 213,353 4,762,039
Tianqi Lithium Corp. , Class A
(b)
................ 35,200 264,006
Tianshui Huatian Technology Co. Ltd. , Class A ..... 139,400 236,196
Tingyi Cayman Islands Holding Corp. ........... 698,000 957,676
Tongcheng Travel Holdings Ltd. ............... 487,200 1,340,680
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 415,800 308,474
Tongwei Co. Ltd. , Class A
(b)
.................. 104,400 363,028
TravelSky Technology Ltd. , Class H ............ 350,000 460,599
Trina Solar Co. Ltd. , Class A
(b)
................ 34,996 100,018
Trip.com Group Ltd. ....................... 228,380 16,071,423
Tsingtao Brewery Co. Ltd. , Class A ............. 17,400 160,430
Tsingtao Brewery Co. Ltd. , Class H ............. 218,000 1,473,359
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 52,299 599,906
Unisplendour Corp. Ltd. , Class A .............. 87,020 330,871
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 19,200 788,650
Vipshop Holdings Ltd. , ADR .................. 124,562 2,178,589
Security Shares Value
a
China (continued)
Wanhua Chemical Group Co. Ltd. , Class A ........ 69,699 $ 612,621
Want Want China Holdings Ltd. ............... 1,916,000 1,238,170
Weichai Power Co. Ltd. , Class A ............... 174,000 365,504
Weichai Power Co. Ltd. , Class H .............. 696,600 1,439,384
Wens Foodstuff Group Co. Ltd. , Class A ......... 174,098 443,759
Western Securities Co. Ltd. , Class A ............ 208,899 251,936
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 34,800 381,885
Wharf Holdings Ltd. (The) ................... 362,000 951,289
Wingtech Technology Co. Ltd. , Class A
(b)
......... 34,800 219,621
Wuhan Guide Infrared Co. Ltd. , Class A
(b)
........ 104,560 203,728
Wuliangye Yibin Co. Ltd. , Class A .............. 87,099 1,454,931
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 52,250 518,765
WuXi AppTec Co. Ltd. , Class A ................ 52,264 728,945
WuXi AppTec Co. Ltd. , Class H
(a)
.............. 127,774 1,785,402
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 1,305,000 6,086,642
WuXi XDC Cayman, Inc.
(b)
................... 109,500 1,057,814
XCMG Construction Machinery Co. Ltd. , Class A .... 295,898 441,952
Xiamen C & D, Inc. , Class A ................. 87,000 124,450
Xiaomi Corp. , Class B
(a) (b)
................... 6,345,200 35,202,602
Xinjiang Daqo New Energy Co. Ltd. , Class A
(b)
..... 40,348 169,728
Xinyi Solar Holdings Ltd.
(c)
................... 1,740,000 801,786
XPeng, Inc. , Class A
(b)
..................... 457,002 5,324,147
Yadea Group Holdings Ltd.
(a)
................. 398,000 622,241
Yankuang Energy Group Co. Ltd. , Class A ........ 135,320 279,585
Yankuang Energy Group Co. Ltd. , Class H ........ 1,212,700 1,664,849
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 34,901 244,905
Yealink Network Technology Corp. Ltd. , Class A .... 17,727 89,537
Yifeng Pharmacy Chain Co. Ltd. , Class A ......... 31,284 107,262
Yihai Kerry Arawana Holdings Co. Ltd. , Class A .... 34,800 157,034
Yonyou Network Technology Co. Ltd. , Class A
(b)
.... 87,290 191,279
YTO Express Group Co. Ltd. , Class A ........... 87,000 208,894
Yum China Holdings, Inc. ................... 133,877 5,765,397
Yunnan Aluminium Co. Ltd. , Class A ............ 71,200 229,654
Yunnan Baiyao Group Co. Ltd. , Class A .......... 35,515 282,535
Yutong Bus Co. Ltd. , Class A ................. 52,800 239,629
Zangge Mining Co. Ltd. , Class A ............... 41,500 343,115
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 17,402 435,075
Zhaojin Mining Industry Co. Ltd. , Class H ......... 609,000 2,267,635
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 124,600 322,510
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 69,600 280,231
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 104,400 299,793
Zhejiang Expressway Co. Ltd. , Class H .......... 697,400 680,806
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 52,200 475,219
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 34,800 190,595
Zhejiang Juhua Co. Ltd. , Class A .............. 70,400 349,076
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
191,437 1,433,994
Zhejiang NHU Co. Ltd. , Class A ............... 104,612 356,929
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 44,800 314,142
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 264,000 191,192
Zheshang Securities Co. Ltd. , Class A ........... 121,800 198,700
Zhongji Innolight Co. Ltd. , Class A ............. 24,458 1,612,811
Zhongjin Gold Corp. Ltd. , Class A .............. 105,600 327,535
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 208,800 1,061,147
Zijin Mining Group Co. Ltd. , Class A ............ 469,800 2,007,253
Zijin Mining Group Co. Ltd. , Class H ............ 2,088,000 8,638,081
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 174,037 199,561
ZTE Corp. , Class A ....................... 87,000 530,339
ZTE Corp. , Class H ....................... 278,400 1,175,971

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
ZTO Express Cayman, Inc. .................. 156,624 $ 2,889,522
1,075,882,406
a
Hong Kong  —  4 .5%
AIA Group Ltd. .......................... 3,923,400 38,177,546
BOC Hong Kong Holdings Ltd. ................ 1,479,000 7,267,389
CK Asset Holdings Ltd. ..................... 783,132 3,874,345
CK Hutchison Holdings Ltd. .................. 964,132 6,393,614
CK Infrastructure Holdings Ltd. ................ 243,500 1,583,810
CLP Holdings Ltd. ........................ 609,000 5,194,383
Futu Holdings Ltd. , ADR .................... 22,794 4,536,918
Galaxy Entertainment Group Ltd. .............. 820,000 4,085,509
Hang Seng Bank Ltd.
(c)
..................... 278,400 5,427,393
Henderson Land Development Co. Ltd. .......... 522,166 1,836,850
HKT Trust & HKT Ltd. , Class SS ............... 1,392,640 2,033,494
Hong Kong & China Gas Co. Ltd.
(c)
............. 4,176,763 3,887,113
Hong Kong Exchanges & Clearing Ltd. .......... 430,758 23,477,554
Hongkong Land Holdings Ltd. ................ 417,600 2,551,669
Jardine Matheson Holdings Ltd. ............... 58,800 3,452,417
Link REIT .............................. 974,400 5,074,300
MTR Corp. Ltd.
(c)
......................... 572,000 2,098,490
Power Assets Holdings Ltd. .................. 523,500 3,325,660
Sands China Ltd. ......................... 904,800 2,358,140
Sino Land Co. Ltd. ........................ 1,393,200 1,730,543
SITC International Holdings Co. Ltd. ............ 522,000 1,922,597
Sun Hung Kai Properties Ltd. ................. 522,000 6,352,105
Swire Pacific Ltd. , Class A ................... 132,500 1,094,360
Techtronic Industries Co. Ltd. ................. 537,000 6,263,571
WH Group Ltd.
(a)
......................... 3,132,000 3,012,723
Wharf Real Estate Investment Co. Ltd. .......... 631,000 1,795,964
148,808,457
a
India  —  17 .2%
ABB India Ltd. ........................... 20,358 1,196,580
Adani Enterprises Ltd. ..................... 59,856 1,671,045
Adani Ports & Special Economic Zone Ltd. ........ 199,539 3,263,279
Adani Power Ltd.
(b)
........................ 1,102,875 1,958,792
Alkem Laboratories Ltd. .................... 15,673 971,326
Ambuja Cements Ltd. ...................... 231,072 1,469,384
APL Apollo Tubes Ltd. ..................... 64,902 1,309,051
Apollo Hospitals Enterprise Ltd. ............... 37,584 3,252,583
Ashok Leyland Ltd. ....................... 1,085,538 1,728,707
Asian Paints Ltd. ......................... 121,265 3,432,070
Astral Ltd. .............................. 47,832 780,918
AU Small Finance Bank Ltd.
(a)
................ 133,284 1,316,892
Aurobindo Pharma Ltd. ..................... 98,377 1,261,965
Avenue Supermarts Ltd.
(a) (b)
.................. 59,389 2,776,870
Axis Bank Ltd. ........................... 817,931 11,350,842
Bajaj Auto Ltd. ........................... 24,542 2,457,145
Bajaj Finance Ltd. ........................ 1,033,940 12,143,215
Bajaj Finserv Ltd. ......................... 142,680 3,353,416
Bajaj Holdings & Investment Ltd. .............. 10,266 1,422,618
Balkrishna Industries Ltd. ................... 30,450 781,226
Bank of Baroda .......................... 383,148 1,200,729
Bharat Electronics Ltd. ..................... 1,353,546 6,490,545
Bharat Forge Ltd. ......................... 96,222 1,434,715
Bharat Heavy Electricals Ltd. ................. 402,984 1,203,910
Bharat Petroleum Corp. Ltd. ................. 569,195 2,283,441
Bharti Airtel Ltd. .......................... 944,997 21,882,523
Bosch Ltd. ............................. 2,800 1,173,301
Britannia Industries Ltd. .................... 38,896 2,557,320
BSE Ltd. .............................. 46,686 1,304,204
Canara Bank ............................ 705,134 1,087,280
CG Power & Industrial Solutions Ltd. ............ 262,514 2,176,530
Cholamandalam Investment and Finance Co. Ltd. ... 157,342 3,006,811
Security Shares Value
a
India (continued)
Cipla Ltd. .............................. 203,058 $ 3,433,675
Coal India Ltd. ........................... 664,332 2,906,131
Colgate-Palmolive India Ltd. ................. 49,764 1,257,088
Container Corp. Of India Ltd. ................. 105,701 649,050
Coromandel International Ltd. ................ 43,693 1,044,813
Cummins India Ltd. ....................... 50,476 2,467,736
Dabur India Ltd. .......................... 202,014 1,109,030
Divi's Laboratories Ltd. ..................... 43,848 3,328,888
Dixon Technologies India Ltd. ................ 13,608 2,373,222
DLF Ltd. ............................... 271,597 2,312,049
Dr Reddy's Laboratories Ltd. ................. 215,412 2,898,423
Eicher Motors Ltd. ........................ 50,112 3,951,953
Eternal Ltd.
(b)
............................ 898,778 3,207,666
FSN E-Commerce Ventures Ltd.
(b)
............. 424,014 1,183,259
GAIL India Ltd. ........................... 822,947 1,693,063
GMR Airports Ltd.
(b)
....................... 999,472 1,056,290
Godrej Consumer Products Ltd. ............... 154,164 1,941,611
Godrej Properties Ltd.
(b)
.................... 56,612 1,457,650
Grasim Industries Ltd. ...................... 100,224 3,262,123
Havells India Ltd. ......................... 77,762 1,308,629
HCL Technologies Ltd. ..................... 351,132 6,092,540
HDFC Asset Management Co. Ltd.
(a)
............ 36,714 2,223,856
HDFC Bank Ltd. ......................... 4,183,876 46,519,853
HDFC Life Insurance Co. Ltd.
(a)
............... 361,572 2,978,215
Hero MotoCorp Ltd. ....................... 43,866 2,738,129
Hindalco Industries Ltd. .................... 501,510 4,783,307
Hindustan Aeronautics Ltd. .................. 73,950 3,895,607
Hindustan Petroleum Corp. Ltd. ............... 358,376 1,917,267
Hindustan Unilever Ltd. ..................... 302,015 8,387,634
Hitachi Energy India Ltd. .................... 4,912 982,874
Hyundai Motor India Ltd. .................... 61,644 1,692,583
ICICI Bank Ltd. .......................... 1,949,591 29,541,442
ICICI Lombard General Insurance Co. Ltd.
(a)
....... 88,914 1,996,241
ICICI Prudential Life Insurance Co. Ltd.
(a)
......... 131,076 872,315
IDFC First Bank Ltd. ....................... 1,314,000 1,209,889
Indian Hotels Co. Ltd. (The) .................. 324,858 2,712,575
Indian Oil Corp. Ltd. ....................... 1,060,530 1,979,078
Indian Railway Catering & Tourism Corp. Ltd. ...... 85,608 692,763
Indus Towers Ltd.
(b)
....................... 472,932 1,938,037
IndusInd Bank Ltd.
(b)
....................... 211,731 1,895,558
Info Edge India Ltd. ....................... 139,200 2,159,780
Infosys Ltd. ............................. 1,223,512 20,386,267
InterGlobe Aviation Ltd.
(a)
................... 71,096 4,504,546
ITC Ltd. ............................... 1,098,288 5,198,777
Jindal Stainless Ltd. ....................... 124,808 1,059,066
Jindal Steel Ltd. .......................... 128,814 1,546,527
Jio Financial Services Ltd. ................... 1,056,078 3,650,044
JSW Energy Ltd. ......................... 161,060 956,388
JSW Steel Ltd. .......................... 218,969 2,973,359
Jubilant Foodworks Ltd. .................... 138,330 931,055
Kalyan Jewellers India Ltd. .................. 154,493 886,101
Kotak Mahindra Bank Ltd. ................... 405,636 9,609,025
Larsen & Toubro Ltd. ...................... 247,012 11,208,030
Lodha Developers Ltd.
(a)
.................... 110,838 1,497,228
LTIMindtree Ltd.
(a)
........................ 27,318 1,747,448
Lupin Ltd. .............................. 86,652 1,918,271
Mahindra & Mahindra Ltd. ................... 345,696 13,574,812
Mankind Pharma Ltd. ...................... 46,286 1,242,440
Marico Ltd. ............................. 193,314 1,567,041
Maruti Suzuki India Ltd. .................... 46,458 8,460,724
Max Healthcare Institute Ltd. ................. 288,492 3,730,162
Mphasis Ltd. ............................ 38,802 1,206,079
MRF Ltd. .............................. 870 1,542,986
Muthoot Finance Ltd. ...................... 46,632 1,670,831

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Nestle India Ltd. ......................... 248,596 $ 3,563,004
NHPC Ltd. ............................. 1,163,190 1,110,455
NMDC Ltd. ............................. 1,172,001 999,827
NTPC Ltd. ............................. 1,618,657 6,139,555
Oberoi Realty Ltd. ........................ 47,662 954,240
Oil & Natural Gas Corp. Ltd. ................. 1,142,484 3,287,780
Oil India Ltd. ............................ 188,298 919,450
Oracle Financial Services Software Ltd. .......... 8,178 783,771
Page Industries Ltd. ....................... 2,262 1,049,296
PB Fintech Ltd.
(b)
......................... 128,129 2,572,050
Persistent Systems Ltd. .................... 40,194 2,674,835
Petronet LNG Ltd. ........................ 278,400 881,541
Phoenix Mills Ltd. (The) .................... 75,454 1,430,073
PI Industries Ltd. ......................... 28,362 1,142,744
Pidilite Industries Ltd. ...................... 115,884 1,886,017
Polycab India Ltd. ........................ 19,662 1,705,441
Power Finance Corp. Ltd. ................... 560,628 2,545,592
Power Grid Corp. of India Ltd. ................ 1,685,712 5,469,265
Prestige Estates Projects Ltd. ................ 65,203 1,280,579
Punjab National Bank ...................... 863,983 1,195,261
Rail Vikas Nigam Ltd. ...................... 196,794 727,765
REC Ltd. .............................. 496,422 2,094,915
Reliance Industries Ltd. .................... 2,239,965 37,480,978
Samvardhana Motherson International Ltd. ....... 1,814,100 2,151,499
SBI Cards & Payment Services Ltd. ............ 105,966 1,048,842
SBI Life Insurance Co. Ltd.
(a)
................. 167,430 3,683,808
Shree Cement Ltd. ........................ 3,480 1,108,944
Shriram Finance Ltd. ...................... 527,916 4,451,916
Siemens Ltd. ............................ 33,582 1,169,985
Solar Industries India Ltd. ................... 10,208 1,594,906
SRF Ltd. .............................. 51,156 1,688,499
State Bank of India ........................ 657,039 6,936,661
Sun Pharmaceutical Industries Ltd. ............. 353,046 6,730,058
Sundaram Finance Ltd. ..................... 24,472 1,267,701
Supreme Industries Ltd. .................... 24,435 1,047,783
Suzlon Energy Ltd.
(b)
...................... 3,583,356 2,392,872
Swiggy Ltd.
(b)
........................... 320,713 1,479,370
Tata Communications Ltd. ................... 44,370 936,999
Tata Consultancy Services Ltd. ............... 330,472 11,373,758
Tata Consumer Products Ltd. ................. 216,746 2,843,397
Tata Elxsi Ltd. ........................... 12,876 790,859
Tata Motors Ltd.
(b)
........................ 740,974 2,176,481
Tata Motors Passenger Vehicles Ltd. ............ 740,974 3,419,989
Tata Power Co. Ltd. (The) ................... 583,922 2,661,325
Tata Steel Ltd. ........................... 2,749,374 5,658,255
Tech Mahindra Ltd. ....................... 200,796 3,218,514
Titan Co. Ltd. ........................... 129,958 5,483,946
Torrent Pharmaceuticals Ltd. ................. 42,924 1,721,395
Torrent Power Ltd. ........................ 62,492 925,844
Trent Ltd. .............................. 67,338 3,556,946
Tube Investments of India Ltd. ................ 38,596 1,312,947
TVS Motor Co. Ltd. ....................... 89,610 3,539,125
UltraTech Cement Ltd. ..................... 43,169 5,804,954
Union Bank of India Ltd. .................... 581,656 973,880
United Spirits Ltd. ........................ 111,882 1,804,051
UPL Ltd. ............................... 162,690 1,319,453
Varun Beverages Ltd. ...................... 504,574 2,666,366
Vedanta Ltd. ............................ 496,770 2,757,838
Vishal Mega Mart Ltd.
(b)
..................... 770,792 1,254,653
Vodafone Idea Ltd.
(b)
....................... 9,729,036 956,999
Voltas Ltd. ............................. 82,865 1,290,420
WAAREE Energies Ltd. .................... 31,670 1,221,618
Wipro Ltd. .............................. 978,924 2,651,109
Yes Bank Ltd.
(b)
.......................... 5,257,932 1,346,975
Security Shares Value
a
India (continued)
Zydus Lifesciences Ltd. .................... 95,004 $ 1,043,682
568,177,388
a
Indonesia  —  1 .3%
Amman Mineral Internasional PT
(b)
............. 5,509,600 2,350,126
Astra International Tbk PT ................... 7,621,200 2,818,040
Bank Central Asia Tbk PT ................... 20,241,200 10,363,325
Bank Mandiri Persero Tbk PT ................ 13,676,404 3,874,710
Bank Negara Indonesia Persero Tbk PT ......... 5,599,830 1,471,827
Bank Rakyat Indonesia Persero Tbk PT .......... 25,247,467 6,039,705
Barito Pacific Tbk PT
(b)
..................... 9,170,163 1,900,463
Chandra Asri Pacific Tbk PT ................. 3,192,400 1,333,635
Charoen Pokphand Indonesia Tbk PT ........... 2,958,000 830,106
Dian Swastatika Sentosa Tbk PT
(b)
............. 368,000 1,871,533
GoTo Gojek Tokopedia Tbk PT
(b)
............... 337,649,510 1,212,996
Indofood CBP Sukses Makmur Tbk PT .......... 835,200 436,481
Indofood Sukses Makmur Tbk PT .............. 1,653,000 735,610
Kalbe Farma Tbk PT ...................... 8,059,200 618,154
Petrindo Jaya Kreasi Tbk PT ................. 8,261,300 997,408
Sumber Alfaria Trijaya Tbk PT ................ 6,786,000 819,423
Telkom Indonesia Persero Tbk PT ............. 17,556,600 3,396,054
United Tractors Tbk PT ..................... 555,043 897,437
41,967,033
a
Malaysia  —  1 .3%
AMMB Holdings Bhd ...................... 911,200 1,239,434
Axiata Group Bhd ........................ 1,061,400 636,481
CELCOMDIGI Bhd ........................ 1,319,000 1,133,811
CIMB Group Holdings Bhd .................. 2,963,600 5,157,560
Gamuda Bhd ........................... 1,657,400 1,990,554
Hong Leong Bank Bhd ..................... 231,300 1,135,023
IHH Healthcare Bhd ....................... 783,000 1,541,654
IOI Corp. Bhd ........................... 939,600 901,717
Kuala Lumpur Kepong Bhd .................. 202,400 989,911
Malayan Banking Bhd ...................... 2,226,400 5,247,142
Maxis Bhd ............................. 922,200 836,837
MISC Bhd .............................. 365,400 679,542
MR DIY Group M Bhd
(a)
..................... 1,145,200 436,888
Nestle Malaysia Bhd ....................... 28,600 771,590
Petronas Chemicals Group Bhd ............... 898,100 835,374
Petronas Dagangan Bhd .................... 121,800 659,486
Petronas Gas Bhd ........................ 313,400 1,384,408
Press Metal Aluminium Holdings Bhd ........... 1,444,200 2,181,556
Public Bank Bhd ......................... 5,086,550 5,120,716
QL Resources Bhd ........................ 756,250 749,130
RHB Bank Bhd .......................... 522,145 844,136
SD Guthrie Bhd .......................... 817,800 1,031,037
Sunway Bhd ............................ 852,600 1,099,086
Telekom Malaysia Bhd ..................... 487,200 849,067
Tenaga Nasional Bhd ...................... 969,200 3,070,668
YTL Corp. Bhd .......................... 1,146,320 710,106
YTL Power International Bhd ................. 1,092,440 1,038,383
42,271,297
a
Philippines  —  0 .4%
Ayala Corp. ............................. 94,608 752,363
Ayala Land, Inc. .......................... 2,459,600 830,840
Bank of the Philippine Islands ................ 662,202 1,186,000
BDO Unibank, Inc. ........................ 898,789 2,038,884
International Container Terminal Services, Inc. ..... 365,200 3,293,879
Jollibee Foods Corp. ...................... 190,920 702,689
Manila Electric Co. ........................ 96,320 957,471
Metropolitan Bank & Trust Co. ................ 739,600 867,161
PLDT, Inc. ............................. 27,525 523,123
SM Investments Corp. ..................... 87,720 1,086,625

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Philippines (continued)
SM Prime Holdings, Inc. .................... 3,766,825 $ 1,433,762
13,672,797
a
Singapore  —  3 .9%
CapitaLand Ascendas REIT .................. 1,357,214 2,938,412
CapitaLand Integrated Commercial Trust ......... 2,213,691 4,024,468
CapitaLand Investment Ltd. .................. 887,400 1,797,908
DBS Group Holdings Ltd. ................... 783,550 32,440,932
Genting Singapore Ltd.
(c)
.................... 1,948,800 1,092,398
Grab Holdings Ltd. , Class A
(b)
................. 892,446 5,363,600
Keppel Ltd. ............................. 556,800 4,354,369
Oversea-Chinese Banking Corp. Ltd. ........... 1,252,875 16,389,356
Sea Ltd. , Class A , ADR
(b)
.................... 141,304 22,078,750
Sembcorp Industries Ltd. ................... 330,600 1,656,487
Singapore Airlines Ltd. ..................... 539,800 2,747,861
Singapore Exchange Ltd. ................... 309,700 4,018,529
Singapore Technologies Engineering Ltd. ......... 592,000 3,856,914
Singapore Telecommunications Ltd. ............ 2,784,000 9,087,114
United Overseas Bank Ltd. .................. 466,700 12,413,031
Wilmar International Ltd.
(c)
................... 626,400 1,505,306
Yangzijiang Shipbuilding Holdings Ltd. ........... 974,400 2,631,617
128,397,052
a
South Korea  —  13 .9%
Alteogen, Inc.
(b)
.......................... 14,943 5,109,682
Amorepacific Corp. ....................... 11,136 943,192
Celltrion, Inc. ............................ 60,276 7,419,111
Coway Co. Ltd. .......................... 20,706 1,294,742
DB Insurance Co. Ltd. ..................... 16,202 1,440,094
Doosan Bobcat, Inc. ....................... 20,184 852,030
Doosan Co. Ltd. ......................... 2,727 1,801,905
Doosan Enerbility Co. Ltd.
(b)
.................. 166,357 10,296,006
Ecopro BM Co. Ltd.
(b)
...................... 18,444 2,063,740
Ecopro Co. Ltd. .......................... 38,536 2,373,118
Hana Financial Group, Inc. .................. 105,387 6,313,585
Hanjin Kal Corp. ......................... 8,992 659,966
Hankook Tire & Technology Co. Ltd. ............ 29,580 960,389
Hanmi Semiconductor Co. Ltd. ................ 16,182 1,618,240
Hanwha Aerospace Co. Ltd. ................. 12,170 8,347,703
Hanwha Ocean Co. Ltd.
(b)
................... 45,103 4,355,973
Hanwha Systems Co. Ltd. ................... 28,016 1,177,862
HD Hyundai Co. Ltd. ...................... 16,993 2,440,757
HD Hyundai Electric Co. Ltd. ................. 8,456 5,137,410
HD Hyundai Heavy Industries Co. Ltd. ........... 8,526 3,590,525
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 15,660 5,205,079
HLB, Inc.
(b)
............................. 44,544 1,516,093
HMM Co. Ltd. ........................... 96,048 1,382,971
HYBE Co. Ltd. ........................... 8,353 1,995,343
Hyosung Heavy Industries Corp. .............. 2,019 3,011,620
Hyundai Glovis Co. Ltd. .................... 13,702 1,810,913
Hyundai Mobis Co. Ltd. ..................... 22,272 4,925,173
Hyundai Motor Co. ........................ 48,743 9,884,560
Hyundai Rotem Co. Ltd. .................... 28,613 4,629,090
Industrial Bank of Korea .................... 106,836 1,447,837
Kakao Corp. ............................ 116,341 5,302,207
KakaoBank Corp. ........................ 63,858 1,035,059
KB Financial Group, Inc. .................... 133,528 10,900,369
Kia Corp. .............................. 86,914 7,290,223
Korea Aerospace Industries Ltd. ............... 27,492 1,991,850
Korea Electric Power Corp. .................. 95,700 2,864,686
Korea Investment Holdings Co. Ltd. ............ 16,012 2,041,464
Korea Zinc Co. Ltd. ....................... 1,602 1,160,426
Korean Air Lines Co. Ltd. ................... 70,296 1,090,870
Krafton, Inc.
(b)
........................... 10,681 2,067,281
KT&G Corp. ............................ 36,018 3,389,719
Security Shares Value
a
South Korea (continued)
LG Chem Ltd. ........................... 18,444 $ 5,130,165
LG Corp. .............................. 30,668 1,724,795
LG Display Co. Ltd.
(b)
...................... 117,102 1,197,208
LG Electronics, Inc. ....................... 37,850 2,321,462
LG Energy Solution Ltd.
(b)
................... 17,574 5,817,818
LG H&H Co. Ltd. ......................... 3,013 600,738
LG Uplus Corp. .......................... 72,732 777,986
LIG Nex1 Co. Ltd. ........................ 4,844 1,764,545
LS Electric Co. Ltd. ....................... 5,554 1,685,970
Meritz Financial Group, Inc. .................. 30,807 2,387,358
Mirae Asset Securities Co. Ltd. ................ 84,564 1,554,808
NAVER Corp. ........................... 52,722 9,880,955
NH Investment & Securities Co. Ltd. ............ 52,374 746,650
Orion Corp. ............................. 7,924 551,787
POSCO Future M Co. Ltd.
(b)
.................. 13,209 2,001,382
POSCO Holdings, Inc. ..................... 26,983 5,868,648
Posco International Corp. ................... 20,205 778,340
Samsung Biologics Co. Ltd.
(a) (b)
............... 6,438 5,504,126
Samsung C&T Corp. ...................... 31,074 4,917,499
Samsung Electro-Mechanics Co. Ltd. ........... 19,954 3,420,526
Samsung Electronics Co. Ltd. ................ 1,746,311 131,455,624
Samsung Fire & Marine Insurance Co. Ltd. ....... 10,938 3,385,358
Samsung Heavy Industries Co. Ltd.
(b)
........... 262,044 5,434,919
Samsung Life Insurance Co. Ltd. .............. 29,928 3,234,296
Samsung SDI Co. Ltd. ..................... 23,247 5,238,045
Samsung SDS Co. Ltd. ..................... 16,182 2,075,595
Samyang Foods Co. Ltd. .................... 1,573 1,485,479
Shinhan Financial Group Co. Ltd. .............. 157,624 8,095,967
SK Biopharmaceuticals Co. Ltd.
(b)
.............. 12,355 998,988
SK hynix, Inc. ........................... 201,676 78,470,806
SK Innovation Co. Ltd. ..................... 25,428 2,296,278
SK Square Co. Ltd.
(b)
...................... 34,474 6,257,571
SK Telecom Co. Ltd. ....................... 17,590 644,003
SK, Inc. ............................... 12,876 2,235,953
S-Oil Corp.
(b)
............................ 13,921 700,701
Woori Financial Group, Inc. .................. 246,558 4,389,151
Yuhan Corp. ............................ 21,402 1,770,604
459,940,967
a
Taiwan  —  23 .0%
Accton Technology Corp. ................... 188,000 6,538,019
Acer, Inc. .............................. 1,044,830 1,018,004
Advantech Co. Ltd. ....................... 174,927 1,776,799
Airtac International Group ................... 49,109 1,448,468
Alchip Technologies Ltd. .................... 27,000 3,041,791
ASE Technology Holding Co. Ltd. .............. 1,231,110 9,849,817
Asia Cement Corp. ........................ 880,448 1,037,736
Asia Vital Components Co. Ltd. ............... 118,000 5,402,116
Asustek Computer, Inc. ..................... 263,100 5,943,823
AUO Corp. ............................. 2,436,264 958,047
Caliway Biopharmaceuticals Co. Ltd.
(b)
.......... 369,000 1,790,017
Catcher Technology Co. Ltd. ................. 207,000 1,334,787
Cathay Financial Holding Co. Ltd. .............. 3,493,374 7,249,770
Chailease Holding Co. Ltd. .................. 538,802 1,800,985
Chang Hwa Commercial Bank Ltd. ............. 2,316,982 1,490,131
Cheng Shin Rubber Industry Co. Ltd. ........... 696,303 721,844
China Airlines Ltd. ........................ 1,044,000 676,834
China Steel Corp. ........................ 4,353,484 2,626,909
Chunghwa Telecom Co. Ltd. ................. 1,392,110 5,931,717
Compal Electronics, Inc. .................... 1,568,000 1,675,490
CTBC Financial Holding Co. Ltd. .............. 6,264,456 8,507,647
Delta Electronics, Inc. ...................... 716,000 23,029,328
E Ink Holdings, Inc. ....................... 315,000 2,164,023
E.Sun Financial Holding Co. Ltd. .............. 5,446,254 5,260,784
Eclat Textile Co. Ltd. ....................... 60,208 800,195

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Taiwan (continued)
Elite Material Co. Ltd. ...................... 107,000 $ 4,701,118
eMemory Technology, Inc. ................... 23,000 1,481,152
Eva Airways Corp. ........................ 1,044,000 1,225,517
Evergreen Marine Corp. Taiwan Ltd. ............ 380,376 2,386,143
Far Eastern New Century Corp. ............... 1,044,040 898,438
Far EasTone Telecommunications Co. Ltd. ........ 696,000 2,090,192
Feng TAY Enterprise Co. Ltd. ................. 199,100 788,068
First Financial Holding Co. Ltd. ................ 4,276,452 3,966,669
Formosa Chemicals & Fibre Corp. ............. 1,190,740 1,126,729
Formosa Plastics Corp. ..................... 1,406,400 1,737,953
Fortune Electric Co. Ltd. .................... 57,640 1,332,661
Fubon Financial Holding Co. Ltd. .............. 3,206,194 9,488,944
Gigabyte Technology Co. Ltd. ................ 192,000 1,740,545
Global Unichip Corp. ...................... 31,000 1,532,638
Globalwafers Co. Ltd. ...................... 95,000 1,561,892
Hon Hai Precision Industry Co. Ltd. ............. 4,616,516 38,397,325
Hotai Motor Co. Ltd. ....................... 107,980 1,979,643
Hua Nan Financial Holdings Co. Ltd. ............ 3,368,910 3,196,342
Innolux Corp. ........................... 2,726,103 1,174,091
International Games System Co. Ltd. ........... 81,000 1,892,737
Inventec Corp. ........................... 1,218,460 1,808,378
Jentech Precision Industrial Co. Ltd. ............ 31,000 2,125,553
KGI Financial Holding Co. Ltd. ................ 5,973,211 3,081,230
King Slide Works Co. Ltd. ................... 20,000 2,653,236
Largan Precision Co. Ltd. ................... 36,000 2,583,871
Lite-On Technology Corp. ................... 749,371 4,347,465
Lotes Co. Ltd. ........................... 31,000 1,382,157
MediaTek, Inc. ........................... 560,391 23,765,859
Mega Financial Holding Co. Ltd. ............... 4,350,395 5,719,441
Micro-Star International Co. Ltd. ............... 271,000 960,671
Nan Ya Plastics Corp. ...................... 1,875,000 2,523,005
Nien Made Enterprise Co. Ltd. ................ 68,000 814,628
Novatek Microelectronics Corp. ............... 215,000 2,739,344
Pegatron Corp. .......................... 696,000 1,674,428
PharmaEssentia Corp. ..................... 106,534 1,721,159
President Chain Store Corp. ................. 174,000 1,347,452
Quanta Computer, Inc. ..................... 994,000 9,640,040
Realtek Semiconductor Corp. ................ 178,642 2,983,082
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,392,982 1,793,194
Silergy Corp. ............................ 118,000 848,985
SinoPac Financial Holdings Co. Ltd. ............ 4,536,090 3,775,810
Synnex Technology International Corp. .......... 522,950 964,097
Taiwan Business Bank ..................... 2,586,684 1,288,446
Taiwan Cooperative Financial Holding Co. Ltd. ..... 4,071,529 3,146,664
Taiwan High Speed Rail Corp. ................ 522,000 463,973
Taiwan Mobile Co. Ltd. ..................... 655,000 2,331,050
Taiwan Semiconductor Manufacturing Co Ltd. ...... 9,090,670 439,621,767
TCC Group Holdings Co Ltd. ................. 2,485,464 1,783,259
TS Financial Holding Co. Ltd. ................. 7,959,785 4,835,615
Unimicron Technology Corp. ................. 483,000 2,545,670
Uni-President Enterprises Corp. ............... 1,740,694 4,447,334
United Microelectronics Corp. ................ 4,221,000 6,374,669
Vanguard International Semiconductor Corp. ...... 558,018 1,746,859
Voltronic Power Technology Corp. .............. 23,000 901,044
Wan Hai Lines Ltd. ........................ 254,875 680,043
Wistron Corp. ........................... 1,100,000 5,330,951
Wiwynn Corp. ........................... 40,000 5,640,782
WPG Holdings Ltd. ....................... 557,100 1,089,561
Yageo Corp. ............................ 626,732 5,044,479
Yang Ming Marine Transport Corp. ............. 639,000 1,192,156
Yuanta Financial Holding Co. Ltd. .............. 4,355,473 4,876,582
Zhen Ding Technology Holding Ltd. ............. 239,097 1,262,555
758,630,422
a
Security Shares Value
a
Thailand  —  1 .1%
Advanced Info Service PCL , NVDR ............. 388,800 $ 3,631,833
Airports of Thailand PCL , NVDR
(c)
.............. 1,583,500 2,019,554
Bangkok Dusit Medical Services PCL , NVDR ...... 4,021,200 2,346,565
Bumrungrad Hospital PCL , NVDR
(c)
............ 208,800 1,108,299
Central Pattana PCL , NVDR
(c)
................ 748,200 1,240,848
Charoen Pokphand Foods PCL , NVDR .......... 1,426,800 930,255
CP ALL PCL , NVDR ....................... 2,021,300 2,873,966
CP AXTRA PCL , NVDR , ADR
(c)
............... 733,560 444,319
Delta Electronics Thailand PCL , NVDR
(c)
......... 1,148,400 7,681,427
Gulf Development PCL , NVDR , ADR
(b)
........... 1,650,341 2,254,189
Kasikornbank PCL , NVDR ................... 226,200 1,303,838
Krung Thai Bank PCL , NVDR ................ 1,358,775 1,144,105
Minor International PCL , NVDR
(c)
.............. 1,339,820 952,749
PTT Exploration & Production PCL , NVDR
(c)
....... 487,284 1,614,663
PTT PCL , NVDR ......................... 3,619,200 3,441,887
SCB X PCL , NVDR ....................... 328,900 1,332,045
Siam Cement PCL (The) , NVDR
(c)
.............. 295,800 1,866,259
TMBThanachart Bank PCL , NVDR ............. 8,627,700 493,743
True Corp. PCL , NVDR , ADR
(b) (c)
.............. 3,826,556 1,336,321
38,016,865
a
Total Common Stocks — 99.2%
(Cost: $ 2,257,868,182 ) ............................... 3,275,764,684
a
Preferred Stocks
India  —  0 .0%
TVS Motor Co. Ltd. , Preference Shares , NVS ...... 341,960 38,521
a
South Korea  —  0 .7%
Hyundai Motor Co., Series 1 , Preference Shares , NVS 7,729 1,174,848
Hyundai Motor Co., Series 2 , Preference Shares , NVS 12,928 1,991,884
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 300,268 17,720,303
20,887,035
a
Total Preferred Stocks — 0.7%
(Cost: $ 4,946,364 ) .................................. 20,925,556
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd. (Expires
12/31/49 )
(b) (d)
.......................... 36,923 —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,262,814,546 ) ............................... 3,296,690,240

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(e) (f) (g)
...................... 22,645,767 $ 22,657,089
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(e) (f)
............................. 29,820,762 29,820,762
a
Total Short-Term Securities — 1.6%
(Cost: $ 52,476,201 ) ................................. 52,477,851
Total Investments —  101.5%
(Cost: $ 2,315,290,747 ) ............................... 3,349,168,091
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (47,890,299)
Net Assets — 100.0% ................................. $ 3,301,277,792
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 43,884,537 $ — $ (21,231,163)
(a)
$ 2,065 $ 1,650 $ 22,657,089 22,645,767 $ 151,195
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 24,710,000 5,110,762
(a)
— — — 29,820,762 29,820,762 297,984 —
$ 2,065 $ 1,650
$ 52,477,851
$ 449,179 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index .................................................................... 9 12/19/25 $ 314 $ (6,615)
MSCI Emerging Markets Index ............................................................ 38 12/19/25 2,674 30,559
$ 23,944

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI All Country Asia ex Japan ETF

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 148,212,207  $ 3,127,552,477  $ —  $ 3,275,764,684
Preferred Stocks ......................................... 3,166,732  17,758,824  —  20,925,556
Rights ................................................ —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 52,477,851  —  —  52,477,851
$ 203,856,790  $ 3,145,311,301  $ —  $ 3,349,168,091
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 30,559  $ —  $ —  $ 30,559
Liabilities
Equity Contracts ........................................... (6,615) —  —  (6,615)
$ 23,944  $ —  $ —  $ 23,944
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)